CONCENTRATIONS AND RISKS (Details - Concentration by accounts payable) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Total accounts payable	$ 11,721	$ 9,134
Supplier D [Member]
Concentration Risk [Line Items]
Total accounts payable		3,370
Supplier E [Member]
Concentration Risk [Line Items]
Total accounts payable	2,466	$ 1,726
Supplier F [Member]
Concentration Risk [Line Items]
Total accounts payable	$ 1,866